Long-Term Equity Investments (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Long-Term Equity Investments
Common Shares Held

				Fair Value Adjustment Gains (Losses) Included in OCI		Realized Gain (Loss) on Disposal
(in thousands, except shares owned)	Shares Owned	Percentage of Outstanding Shares Owned	Fair Value at Jun 30, 2020	Three Months Ended Jun 30, 2020	Six Months Ended Jun 30, 2020	Six Months Ended Jun 30, 2020	Fair Value at Dec 31, 2019

Bear Creek	13,264,305	11.84%	$23,555	$12,522	$(4,428)	$-	$27,983
Sabina	11,700,000	3.59%	16,741	7,092	(555)	-	17,296
First Majestic	20,239,590	9.66%	201,384	76,101	(46,753)	-	248,137
Other			20,691	9,806	3,114	30	16,341

Total			$262,371	$105,521	$(48,622)	$30	$309,757

		Fair Value Adjustment Gains (Losses) Included in OCI

(in thousands)	Fair Value at Jun 30, 2019	Three Months Ended Jun 30, 2019	Six Months Ended Jun 30, 2019

Bear Creek	$16,825	$2,531	$6,713
Sabina	11,890	902	1,341
First Majestic	165,434	27,816	42,247
Other	22,170	(1,223)	372

Total	$216,319	$30,026	$50,673

Warrants Held

		Fair Value Adjustment Loss Included in Net Earnings
(in thousands)	Fair Value at Jun 30, 2020	Three Months Ended Jun 30, 2020	Six Months Ended Jun 30, 2020	Fair Value at Dec 31, 2019

Warrants held - Caldas Gold Corp.	$427	$333	$262	$-